Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Losses) Per Share [Abstract]
Earnings (Losses) Per Share

NOTE 18 - EARNINGS (LOSSES) PER SHARE

Earnings (losses) per share - basic is computed by dividing net income (loss) by the weighted average number of common shares outstanding. Earnings per share - diluted is computed by dividing net income (loss) by the weighted average number of common shares outstanding and dilutive common share equivalents using the treasury stock method. Dilutive common share equivalents include common shares issuable upon exercise of outstanding stock options. For 2011 and 2010, common shares issuable upon exercise of employee stock options have not been included because their inclusion would have an anitdilutive effect applicable to net loss per share.

(Dollars in thousands, except	Years ended December 31,
per share amounts)	2011	2010
Basic loss per common share:
Net loss available to common shareholders	$(29,872)	$(18,103)
Average common shares outstanding - basic	3,742,413	3,787,153
Basic loss per common share	$(7.98)	$(4.78)
Diluted loss per common share:
Net loss available to common shareholders	$(29,872)	$(18,103)
Average common shares outstanding - basic	3,742,413	3,787,153
Incremental shares from assumed conversion
of stock options and restricted stock awards	-	-
Average common shares outstanding - diluted	3,742,413	3,787,153
Diluted loss per common share	$(7.98)	$(4.78)